SCHEDULE OF DIGITAL ASSETS (Details)	Sep. 30, 2025 USD ($)
Crypto Asset, Holding [Line Items]
Holdings	40,057.40
Cost basis	$ 114,960
Fair value	$ 106,402
BTC [Member]
Crypto Asset, Holding [Line Items]
Holdings	0.27
Cost basis	$ 32,030
Fair value	$ 30,859
ETH [Member]
Crypto Asset, Holding [Line Items]
Holdings	6.47
Cost basis	$ 30,000
Fair value	$ 26,822
ADA [Member]
Crypto Asset, Holding [Line Items]
Holdings	32,013.95
Cost basis	$ 30,000
Fair value	$ 25,852
XRP [Member]
Crypto Asset, Holding [Line Items]
Holdings	8,036.70
Cost basis	$ 22,930
Fair value	$ 22,880